Investments in Joint Ventures - Schedule of financial position of the joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Real estate properties, at fair value	$ 16,134.1	$ 14,240.8
Other assets	460.3	337.1
Total assets	16,594.4	14,577.9
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	5,035.3	3,995.7
Other liabilities	262.5	150.7
Total liabilities	5,297.8	4,146.4
Total equity	11,296.6	10,431.5
Total liabilities and equity	$ 16,594.4	$ 14,577.9